Stock options (Schedule of detailed information related to number and weighted average remaining contractual life of outstanding share options) (Details)	12 Months Ended
	Oct. 31, 2021 share $ / shares	Oct. 31, 2020 share $ / shares	Oct. 31, 2019 share $ / shares
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	11,700,000	2,200,000	5,730,000
Exercise price | $ / shares	$ 0.06	$ 0.10	$ 0.25
Weighted average remaining contractual life of outstanding share options	3 years 1 month 6 days
June 29, 2018 [Member]
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	2,200,000
Exercise price | $ / shares	$ 0.10
Weighted average remaining contractual life of outstanding share options	1 year 8 months 12 days
Expiry date of stock options outstanding	June 29, 2023
November 13, 2020 [Member]
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	6,500,000
Exercise price | $ / shares	$ 0.05
Weighted average remaining contractual life of outstanding share options	4 years
Expiry date of stock options outstanding	November 13, 2025
October 8, 2021 [Member]
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	1,000,000
Exercise price | $ / shares	$ 0.07
Weighted average remaining contractual life of outstanding share options	4 years 10 months 24 days
Expiry date of stock options outstanding	October 8, 2026
October 8, 2021 [Member]
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	1,000,000
Exercise price | $ / shares	$ 0.07
Weighted average remaining contractual life of outstanding share options	10 months 24 days
Expiry date of stock options outstanding	October 8, 2022
October 8, 2021 [Member]
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	1,000,000
Exercise price | $ / shares	$ 0.07
Weighted average remaining contractual life of outstanding share options	4 months 24 days
Expiry date of stock options outstanding	April 8, 2022